UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland April 27, 2007

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	53

Form 13F Information Table Value Total:	136884

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcatel-Lucent                 COM              013904305     1181    99902 SH       SOLE                    99902
Altria Group Inc               COM              02209S103      378     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     2690    47700 SH       SOLE                    47700
Amgen Inc.                     COM              031162100     2550    45637 SH       SOLE                    45637
Apple Computer Inc.            COM              037833100     2752    29624 SH       SOLE                    29624
Applied Materials              COM              038222105     2439   133150 SH       SOLE                   133150
Barr Laboratories Inc          COM              068306109     5461   117814 SH       SOLE                   117814
Bristol-Myers Squibb           COM              110122108     2655    95638 SH       SOLE                    95638
CIGNA Corporation              COM              125509109      232     1626 SH       SOLE                     1626
Capital One Financial Corp.    COM              14040H105     2267    30040 SH       SOLE                    30040
Ciber Inc.                     COM              17163B102     1809   229900 SH       SOLE                   229900
Citigroup, Inc.                COM              172967101     3984    77596 SH       SOLE                    77596
Computer Sciences Cor          COM              205363104     3133    60100 SH       SOLE                    60100
Conseco, Inc.                  COM              208464883     1717    99224 SH       SOLE                    99224
Costco Wholesale Corp          COM              22160K105     4387    81490 SH       SOLE                    81490
Deere & Company                COM              244199105      272     2500 SH       SOLE                     2500
DuPont de Nemour               COM              263534109     3355    67875 SH       SOLE                    67875
ElkCorp                        COM              287456107      418     9600 SH       SOLE                     9600
Exxon Mobil Corporati          COM              30231G102     5090    67468 SH       SOLE                    67468
Gap Inc.                       COM              364760108     1718    99800 SH       SOLE                    99800
General Electric Co            COM              369604103     4004   113246 SH       SOLE                   113246
General Motors Corp.           COM              370442105     2324    75848 SH       SOLE                    75848
Graftech Internatioal Ltd      COM              384313102     2681   295300 SH       SOLE                   295300
Hartford Fincl Services        COM              416515104     3799    39750 SH       SOLE                    39750
Honeywell Intl Inc             COM              438516106     3795    82384 SH       SOLE                    82384
IBM Corp                       COM              459200101     4311    45740 SH       SOLE                    45740
Intel Corporation              COM              458140100     3612   188819 SH       SOLE                   188819
JPMorgan Chase & Co            COM              46625H100     3771    77948 SH       SOLE                    77948
Lowes Companies Inc.           COM              548661107     3027    96130 SH       SOLE                    96130
Marsh & McLennan Cos           COM              571748102     2706    92390 SH       SOLE                    92390
Merck & Co. Inc.               COM              589331107      216     4900 SH       SOLE                     4900
Micron Technology Inc          COM              595112103     2424   200700 SH       SOLE                   200700
Microsoft Corporation          COM              594918104     2726    97828 SH       SOLE                    97828
Morgan Stanley                 COM              617446448     4196    53275 SH       SOLE                    53275
Motorola Inc.                  COM              620076109     3324   188139 SH       SOLE                   188139
Nokia Corporation              COM              654902204     2880   125670 SH       SOLE                   125670
Palm, Inc.                     COM              696643105      261    14374 SH       SOLE                    14374
PepsiCo Inc.                   COM              713448108      263     4144 SH       SOLE                     4144
Pfizer Inc.                    COM              717081103     2923   115717 SH       SOLE                   115717
Storage Computer Corp.         COM              86211A101        1   673975 SH       SOLE                   673975
Target Corporation             COM              87612E106     1270    21432 SH       SOLE                    21432
Telkonet                       COM              879604106     1664   618700 SH       SOLE                   618700
Texas Instruments              COM              882508104     3477   115500 SH       SOLE                   115500
Time Warner Inc                COM              887317105     1240    62905 SH       SOLE                    62905
Tyco Intl Ltd                  COM              902124106     4748   150485 SH       SOLE                   150485
UNUM Provident Corp.           COM              91529Y106     3703   160776 SH       SOLE                   160776
Verizon Communication          COM              92343V104     4386   115657 SH       SOLE                   115657
Windstream Corp                COM              97381W104     3271   222700 SH       SOLE                   222700
Wyndham World Wide Corp        COM              98310W108      712    20859 SH       SOLE                    20859
Xerox Corporation              COM              984121103     4068   240850 SH       SOLE                   240850
Yahoo! Inc.                    COM              984332106     1748    55850 SH       SOLE                    55850
eBay Inc.                      COM              278642103     4862   146665 SH       SOLE                   146665
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000